Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Canaan Creative (HK) Holdings Limited
Organization and Principal Activities
Name of subsidiaries	Canaan Creative (HK) Holdings Limited
Date of incorporation	Feb. 22, 2018
Place of incorporation	Hong Kong Special Administrative Region
Equity interest held	100.00%
Principal activities	Research and development of ICs
Canaan Creative Co., Ltd
Organization and Principal Activities
Name of subsidiaries	Canaan Creative Co., Ltd.
Date of incorporation	Apr. 01, 2013
Place of incorporation	Beijing, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Langfang Creative Technology Co., Ltd
Organization and Principal Activities
Name of subsidiaries	Langfang Creative Technology Co., Ltd.
Date of incorporation	May 15, 2014
Place of incorporation	Langfang, China
Equity interest held	100.00%
Principal activities	Assembly of mining equipment and spare parts
Canaan Convey Co., Ltd
Organization and Principal Activities
Name of subsidiaries	Canaan Convey Co., Ltd.
Date of incorporation	Nov. 02, 2017
Place of incorporation	Beijing, China
Equity interest held	100.00%
Principal activities	International distribution of mining equipment and spare parts
Zhejiang Avalon Technology Co., Ltd
Organization and Principal Activities
Name of subsidiaries	Zhejiang Avalon Technology Co., Ltd.
Date of incorporation	Dec. 05, 2017
Place of incorporation	Hangzhou, China
Equity interest held	100.00%
Principal activities	Distribution of mining equipment and spare parts
Canaan Creative (SH) Co., Ltd.
Organization and Principal Activities
Name of subsidiaries	Canaan Creative (SH) Co., Ltd.
Date of incorporation	Jan. 27, 2021
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Canaan Creative International PTE Limited
Organization and Principal Activities
Name of subsidiaries	Canaan Creative International PTE. Ltd
Date of incorporation	Mar. 09, 2021
Place of incorporation	Singapore
Equity interest held	100.00%
Principal activities	Mining business
Hangzhou Canaan Intelligence Information Technology Co., Ltd.
Organization and Principal Activities
Name of subsidiaries	Hangzhou Canaan Intelligence Information Technology Co., Ltd.
Date of incorporation	Apr. 09, 2013
Place of incorporation	Hangzhou, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Canaan Bright Sight Co., Ltd.
Organization and Principal Activities
Name of subsidiaries	Canaan Bright Sight Co., Ltd.
Date of incorporation	Dec. 24, 2018
Place of incorporation	Beijing, China
Equity interest held	100.00%
Principal activities	International distribution of AI products
Canaan Creative Global Pte. Ltd
Organization and Principal Activities
Name of subsidiaries	Canaan Creative Global Pte. Ltd.
Date of incorporation	Sep. 18, 2021
Place of incorporation	Singapore
Equity interest held	100.00%
Principal activities	International headquarters, research and development ofICs, international distribution ofmining equipments and spare parts
Canaan U.S. Inc
Organization and Principal Activities
Name of subsidiaries	Canaan U.S. Inc.
Date of incorporation	Feb. 01, 2022
Place of incorporation	United States
Equity interest held	100.00%
Principal activities	International distribution ofmining equipments and spareparts, mining business